Segment Information (Total Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 6,934,394	$ 6,439,757
Operating Segments
Segment Reporting Information [Line Items]
Assets	6,737,720	6,368,747
Operating Segments | Carolinas/Richmond
Segment Reporting Information [Line Items]
Assets	525,041	543,922
Operating Segments | Chicago/Minneapolis
Segment Reporting Information [Line Items]
Assets	591,792	615,186
Operating Segments | Cincinnati/Columbus/Indianapolis [Member]
Segment Reporting Information [Line Items]
Assets	131,400	135,523
Operating Segments | Dallas [Member]
Segment Reporting Information [Line Items]
Assets	261,538	191,320
Operating Segments | Florida
Segment Reporting Information [Line Items]
Assets	547,232	533,861
Operating Segments | Houston
Segment Reporting Information [Line Items]
Assets	568,756	498,584
Operating Segments | Lehigh/Central PA
Segment Reporting Information [Line Items]
Assets	1,210,220	1,210,746
Operating Segments | Philadelphia
Segment Reporting Information [Line Items]
Assets	624,373	665,843
Operating Segments | Southern California
Segment Reporting Information [Line Items]
Assets	660,688	362,122
Operating Segments | United Kingdom
Segment Reporting Information [Line Items]
Assets	463,162	251,824
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	1,153,518	1,359,816
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Assets	$ 196,674	$ 71,010